GCAT DEPOSITOR VI LLC ABS-15G

Exhibit 99.9

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
20260444	C	A	C	A	A	A	A	A	Closed	FCRE1194	2025-12-23 00:19	2025-12-26 08:21	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Audited LTV of 73.09% is less than or equal to Guideline LTV of 75% - Due Diligence Vendor-12/26/2025
Ready for Review-Document Uploaded. Our dscr is over 1. Borrower has a xxx fico. 75 LTV is max per the matrix. - Seller-12/24/2025
Open-Audited LTV of 73.09% exceeds Guideline LTV of 70% Audited LTV of 73.09% exceeds Guideline LTV of 70.00% Audited LTV- Loan amount $xxx/Sales Price $xxx = LTV of 73.09%.
																						program Max LTV 70% - Due Diligence Vendor-12/23/2025	Ready for Review-Document Uploaded. Our dscr is over 1. Borrower has a xxx fico. 75 LTV is max per the matrix. - Seller-12/24/2025	Resolved-Audited LTV of 73.09% is less than or equal to Guideline LTV of 75% - Due Diligence Vendor-12/26/2025	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points		xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Other	N/A	N/A	xxx